GENERAL - Narrative (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2013 shares	Jan. 31, 2013 shares	Apr. 30, 2011 USD ($) shares	Dec. 31, 2015 USD ($) storage_unit carrier board_member shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Apr. 29, 2016 USD ($)	Dec. 13, 2012 board_member
Ownership interests:
Limited Partners ownership interest (percentage)			98.00%
Common units sold in public offering | shares	5,100,000	4,316,947	13,800,000
Proceeds from public offering			$ 310,500	$ 0	$ 0	$ 280,586
Number of board members that become electable by the common unitholders | board_member				4				4
Maximum number of board of directors | board_member				7				7
Negative working capital				$ 134,200
Mark-to-market valuations of swap derivatives				104,600
Deferred drydocking and operating cost revenue related to charter hire				11,000
Cross Currency Interest Rate Swap
Ownership interests:
Mark-to-market cross currency interest rate swaps valuation relating to high-yield bonds				$ 89,000
FSRUs
Ownership interests:
Number of vessels in original partnership interest | storage_unit				6
LNG Carriers
Ownership interests:
Number of vessels in original partnership interest | carrier				4
Golar LNG Partners
Ownership interests:
Limited Partners ownership interest (percentage)			98.00%
Golar GP LLC
Ownership interests:
General Partners ownership interest (percentage(			2.00%
Common Units
Ownership interests:
Limited Partner Units, issued (in shares) | shares			23,127,254	45,167,096	45,663,096
Subordinated Units
Ownership interests:
Limited Partner Units, issued (in shares) | shares			15,949,831	15,949,831	15,949,831
Incentive Distribution Rights | Golar GP LLC
Ownership interests:
Ownership of incentive distribution rights (IDRs)			81.00%
Incentive Distribution Rights | Golar LNG Energy Limited
Ownership interests:
Ownership of incentive distribution rights (IDRs)			19.00%
Subsequent event
Ownership interests:
Undrawn balance available							$ 53,500